Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000375	$ 0.000375
Ordinary shares, shares authorized	[1]	136,000,000	136,000,000
Ordinary shares, shares issued	[1]	3,761,701	3,140,000
Ordinary shares, shares outstanding	[1]	3,761,701	3,140,000

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).